Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Severance	$ (35)	$ (63)
Acquisition and other	(81)	(51)
Total severance, acquisition and other costs	$ (116)	$ (114)